UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2008

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    TowerView LLC
                                 Address: 500 PARK AVENUE
                                          NY, NY 10022

                                 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name: ROBERT M. BURNAT
Title:
Phone: 212-935-6655

Signature,                               Place,             and Date of Signing:

/s/ Robert M. Burnat                     New York, NY       January 20, 2009
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total:  99,572,000


List of Other Included Managers:         NONE

                                           TITLE OF                         SHARES/ SH/  PUT/  INVSTMT   OTHER    VOTING AUTHORITY
    NAME OF ISSUER                          CLASS     CUSIP       VALUE     PRN AMT PRN  CALL  DSCRETN  MANAGERS SOLE  SHARED  NONE
-----------------------                    -------- ---------   --------    ------- ---  ----  -------  -------- ----- ------  ----
AMERICAN GREETINGS CORPORATION CMN CLASS A COM      026375105  19,947,000  2,635,000 SH         Sole      None    Sole
BASSETT FURNITURE CMN                      COM      070203104   1,827,000    545,300 SH         Sole      None    Sole
CORN PRODUCTS INTL INC CMN                 COM      219023108   1,587,000     55,000 SH         Sole      None    Sole
COX RADIO INC CL-A CMN CLASS A             COM      224051102   6,611,000  1,100,000 SH         Sole      None    Sole
CUMULUS MEDIA INC CMN CLASS A              COM      231082108     448,000    180,000 SH         Sole      None    Sole
DRUGSTORE.COM INC CMN                      COM      262241102      29,000     23,277 SH         Sole      None    Sole
EMMIS COMMUNICATIONS CORP CL-A CLASS A     COM      291525103     455,000  1,300,000 SH         Sole      None    Sole
FINISH LINE INC CL-A CMN CLASS A           COM      317923100   1,904,000    340,000 SH         Sole      None    Sole
FISHER COMMUNICATIONS INC CMN              COM      337756209  15,957,000    773,109 SH         Sole      None    Sole
FRONTIER OIL CORP CMN                      COM      35914P105   1,263,000    100,000 SH         Sole      None    Sole
GRIFFIN LAND & NURSERIES CMN               COM      398231100   3,170,000     86,000 SH         Sole      None    Sole
GYRODYNE CO AMER CMN                       COM      403820103     667,000     26,694 SH         Sole      None    Sole
H&E EQUIPMENT SERVICES INC CMN             COM      404030108     394,000     51,100 SH         Sole      None    Sole
HEARST-ARGYLE TEL INC CMN                  COM      422317107     667,000    110,000 SH         Sole      None    Sole
HELIX ENERGY SOLUTNS GROUP INC CMN         COM      42330P107     652,000     90,000 SH         Sole      None    Sole
I-MANY INC CMN                             COM      44973Q103      84,000    381,238 SH         Sole      None    Sole
JOHNSON OUTDOORS INC CMN CLASS A           COM      479167108   5,215,000    936,000 SH         Sole      None    Sole
JONES APPAREL GROUP, INC. CMN              COM      480074103     879,000    150,000 SH         Sole      None    Sole
KHD HUMBOLDT WEDAG INTL LTD CMN            COM      482462108     614,000     55,000 SH         Sole      None    Sole
LIMITED BRANDS, INC. CMN                   COM      532716107     502,000     50,000 SH         Sole      None    Sole
MYERS INDS INC CMN                         COM      628464109     223,000     27,900 SH         Sole      None    Sole
NORTHWESTERN CORPORATION CMN               COM      668074305  14,725,000    627,400 SH         Sole      None    Sole
ORTHOVITA INC CMN                          COM      68750U102   1,353,000    399,000 SH         Sole      None    Sole
PHH CORPORATION CMN                        COM      693320202     568,000     44,600 SH         Sole      None    Sole
REALNETWORKS, INC. COMMON STOCK            COM      75605L104   2,295,000    650,000 SH         Sole      None    Sole
SAGA COMMUNICATION INC. CL-A CMN CLASS A   COM      786598102   2,332,000  1,413,300 SH         Sole      None    Sole
SAKS INCORPORATED CMN                      COM      79377W108     934,000    213,200 SH         Sole      None    Sole
SOURCEFIRE INC. CMN                        COM      83616T108     547,000     97,600 SH         Sole      None    Sole
TECUMSEH PRODUCTS CO CLASS B               COM      878895101   2,397,000    251,000 SH         Sole      None    Sole
TEJON RANCH CO CMN                         COM      879080109  11,257,000    455,000 SH         Sole      None    Sole
URANIUM RESOURCES INC CMN                  COM      916901507      69,000     90,000 SH         Sole      None    Sole